BALANCE SHEET	Dec. 31, 2021 USD ($)
Assets
Current asset – cash	$ 196,000
Deferred offering costs	99,600
Total Assets	295,600
Current Liabilities
Accrued offering costs	20,600
Accrued formation cost – related party	1,189
Franchise taxes payable	10,580
Promissory note – related party	250,000
Total Current Liabilities	282,369
Stockholders’ Equity
Common stock, $0.0001 par value; 50,000,000 shares authorized; 2,874,999 shares issued and outstanding	287	[1],[2]
Additional paid-in capital	24,713
Accumulated deficit	(11,769)
Total Stockholders’ Equity	13,231
Total Liabilities and Stockholders’ Equity	$ 295,600

[1]	Includes up to 375,000 shares of common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).
[2]	Shares have been retroactively restated to reflect the surrender of 1,150,000 shares without consideration by the sponsor on March 7, 2022 and a dividend, payable in shares of common stock, of two-thirds of one share of common stock for each share of common stock issued and outstanding on April 5, 2022 (Note 8).